Fixed assets	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Fixed assets
5. Fixed assets

(a) Advances for vessels under construction - related party
An analysis of advances for vessels under construction - related party is as follows:

Advances for vessels under construction - related party
Balance as at January 1, 2015	$66,641
Additions	-
Transfer to vessels	(48,469)
Balance as at December 31, 2015	$18,172
Additions	—
Transfer to vessels	(18,172)
Balance as at December 31, 2016	$ -

On July 24, 2014, the Partnership entered into a Master Agreement with CMTC to acquire five companies that own five vessels under construction (the “new buildings”) with attached time charters, subject to the amendment of the partnership agreement to reset the target distributions to holders of the Incentive Distribution Rights (the “IDRs”) (Note 12). As the reset of the IDRs was a pre-condition for the acquisition of the vessels, the amount of $36,417, representing the difference between the fair value of $347,917 of the respective new buildings at the time of the approval of this transaction in August 2014 at the Partnership's annual general meeting and the contractual cash consideration of $311,500, was considered to be the deemed equity contribution and thus the fair value of the reset of the IDRs. The fair value of the IDRs reset has been accounted for in Partner's capital and is presented as “Excess between the fair value of the contracted vessels and the contractual cash consideration” in the consolidated statements of changes in partners' capital in the Partnership's consolidated balance sheet as of December 31, 2014. The fair value of the new buildings amounting to $347,917 was based on the average of three valuations obtained from three independent shipbrokers.
Two of these five vessels are 50,000 dwt product carriers and the remaining three are 9,100 TEU post-panamax container carriers.
During 2015 the Partnership acquired from CMTC the shares of four out of the five vessel owning companies. As a result, as of December 31, 2015, the amount of $18,172 consisted of advances totalling $7,921 that the Partnership paid to CMTC for the acquisition of the remaining vessel owning company and the fair value from the reset of the IDRs of $10,251 which was attributable to this vessel, and is presented as “Advances for vessels under construction-related party” in the Partnership's consolidated balance sheet as of December 31, 2015. On February 26, 2016 the Partnership acquired the company owning the M/V CMA CGM Magdalena, which was the last out of the five vessel owning companies the Partnership agreed to acquire from CMTC according to the terms of the Master Agreement. As a result there were no “Advances for vessels under construction-related party” as of December 31, 2016.

(b) Vessels, net
An analysis of vessels is as follows:

	Vessel Cost	Accumulated depreciation	Net book value
Balance as at January 1, 2015	$1,396,735	$(276,665)	$1,120,070
Acquisitions and improvements	208,523	-	208,523
Transfer from Advances for vessels under construction-related party	48,469	-	48,469
Depreciation for the period	-	(61,577)	(61,577)
Balance as at December 31, 2015	$1,653,727	$(338,242)	$1,315,485
Acquisitions and improvements	103,790	-	103,790
Transfer from Advances for vessels under construction-related party	18,172	-	18,172
Depreciation for the period	-	(69,716)	(69,716)
Balance as at December 31, 2016	$1,775,689	$(407,958)	$1,367,731

All of the Partnership's vessels as of December 31, 2016 have been provided as collateral to secure the Partnership's credit facilities.
On October 24, 2016, the Partnership acquired the shares of the company owning the M/T Amor (Note 3). The Partnership accounted for this acquisition as an acquisition of business based on the existence of an integrated set of activities (inputs and processes that generate outputs). Therefore the vessel was recorded in the Partnership's financial statements at its fair value of $31,600 as quoted by independent ship brokers at the time of her acquisition by the Partnership.
On February 26, 2016, the Partnership acquired the shares of the company owning the M/V CMA CGM Magdalena for a total consideration of $81,500 which was funded by loan drawdown of $35,000 from the Partnership's 2013 credit facility (Note 7) and the remaining balance of $46,500 by the Partnership's cash. The Partnership accounted for this transaction as acquisition of an asset based on the absence of processes attached to the inputs. Other than the new building and the attached time charter, no other inputs and no processes were acquired. The Partnership considered whether any value should be assigned to the attached charter party agreement acquired and concluded that the contracted daily charter rate was above the market rates on the transaction completion date and therefore, the total consideration was allocated to the vessel cost and the above market acquired charter. Thus the vessel was recorded in the Partnership's financial statements at a cost of $88,545 and the above market acquired charter at a cost of $3,206 (Note 6).
On March 31, June 10, June 30 and September 18, 2015, the Partnership acquired the shares of the companies owning the M/T Active, the M/V CMA CGM Amazon, the M/T Amadeus and the M/V CMA CGM Uruguay for a total consideration of $230,000 which was funded by loan drawdowns of $115,000 from the Partnership's 2013 credit facility and the remaining balance of $115,000 through the Partnership's cash. The Partnership accounted for the acquisition of the companies owning the M/T Active, the M/V CMA CGM Amazon, the M/T Amadeus and the M/V CMA CGM Uruguay as acquisition of assets based on the absence of processes attached to the inputs. Other than the new buildings and the attached time charters, no other inputs and no processes were acquired. The Partnership considered whether any value should be assigned to the attached charter party agreements acquired and concluded that the contracted daily charter rates approximated market rates on the transaction completion dates and therefore, the total consideration was allocated to vessel cost. Thus these vessels were recorded in the Partnership's financial statements at their cost of $256,166. As of December 31, 2014 the Partnership had paid advances of $22,303 to CMTC for the acquisition of the shares of these vessel owning companies. The difference of $26,166 between the vessels' cost of $256,166 and the total consideration of $230,000 was part of the excess of $36,417 that the Partnership had recorded in its financial statements in August 2014 upon the approval of the Master Agreement and the IDRs reset at the Partnership's annual meeting.
During 2016, the M/T Alkiviadis, the M/T Anemos I, the M/T Amore Mio II, the M/T Miltiadis M II and the M/T Arionas underwent improvements during their scheduled special survey respectively. In addition, during 2016 the M/V Archimidis underwent improvements. The costs of these improvements amounted to $1,817 and were capitalized as part of the vessels' cost.
During 2015, the M/T Agisilaos, the M/T Avax, the M/T Akeraios, the M/T Apostolos, the M/V Archimidis and the M/V Agamemnon underwent improvements during their scheduled special survey respectively. The costs of these improvements amounted to $826 and were capitalized as part of the vessels' cost.